Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 28, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 865	$ 989
Accounts receivable	1,271	1,257
Inventories	1,369	1,305
Prepaid expenses and other current assets	182	150
Current assets of discontinued operations	887	832
Total current assets	4,574	4,533
Noncurrent assets:
Property, plant and equipment	3,627	3,577
Goodwill and intangible assets	5,588	5,600
Right-of-use assets	602	573
Other assets	152	110
Non-current assets of discontinued operations	2,070	2,194
Total assets	16,613	16,587
Current liabilities:
Accounts payable	1,471	1,262
Accrued employee costs	267	273
Other current liabilities	711	792
Current portion of long-term debt	810	8
Current liabilities of discontinued operations	413	378
Total current liabilities	3,672	2,713
Liabilities, Noncurrent [Abstract]
Long-term debt	7,505	8,970
Deferred income taxes	413	512
Employee benefit obligations	152	187
Operating lease liabilities	495	484
Other long-term liabilities	579	304
Non-current liabilities of discontinued operations	189	201
Total liabilities	13,005	13,371
Stockholders' equity:
Common stock (115.0 and 115.5 shares issued, respectively)	1	1
Additional paid-in capital	1,321	1,231
Retained earnings	2,581	2,320
Accumulated other comprehensive loss	(295)	(336)
Total stockholders' equity	3,608	3,216
Total liabilities and stockholders' equity	$ 16,613	$ 16,587